Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS VARIABLE SERIES I
Prospectus Date	rr_ProspectusDate	May 01, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR EACH OF THE LISTED FUNDSDWS Capital Growth VIPDWS Large Cap Focus Growth FundEach fund is classified as “non-diversified.” All references to each fund being diversified are hereby deleted.The following disclosure is added under the “MAIN RISKS” section of each fund’s summary prospectus and under the “MAIN RISKS” heading of the summary section and within the “FUND DETAILS” section of each fund’s prospectus:Non-diversification risk. The fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.The following replaces similar disclosure under the “INVESTMENT RESTRICTIONS” heading of each fund’s Statement of Additional Information:The fund has elected to be classified as a non-diversified series of an open-end management investment company. A non-diversified fund may invest a greater proportion of its assets in a small number of issuers, and may be subject to greater risk and substantial losses as a result of changes in the financial condition or the market’s assessment of the issuers.Please Retain This Supplement for Future Reference
DEUTSCHE DWS INVESTMENT TRUST | DWS Large Cap Focus Growth Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR EACH OF THE LISTED FUNDSDWS Capital Growth VIPDWS Large Cap Focus Growth FundEach fund is classified as “non-diversified.” All references to each fund being diversified are hereby deleted.The following disclosure is added under the “MAIN RISKS” section of each fund’s summary prospectus and under the “MAIN RISKS” heading of the summary section and within the “FUND DETAILS” section of each fund’s prospectus:Non-diversification risk. The fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.The following replaces similar disclosure under the “INVESTMENT RESTRICTIONS” heading of each fund’s Statement of Additional Information:The fund has elected to be classified as a non-diversified series of an open-end management investment company. A non-diversified fund may invest a greater proportion of its assets in a small number of issuers, and may be subject to greater risk and substantial losses as a result of changes in the financial condition or the market’s assessment of the issuers.Please Retain This Supplement for Future Reference
DEUTSCHE DWS INVESTMENT TRUST | DWS Large Cap Focus Growth Fund | Risk Nondiversified Status [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Non-diversification risk. The fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.
DEUTSCHE DWS VARIABLE SERIES I | DWS Capital Growth VIP
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR EACH OF THE LISTED FUNDSDWS Capital Growth VIPDWS Large Cap Focus Growth FundEach fund is classified as “non-diversified.” All references to each fund being diversified are hereby deleted.The following disclosure is added under the “MAIN RISKS” section of each fund’s summary prospectus and under the “MAIN RISKS” heading of the summary section and within the “FUND DETAILS” section of each fund’s prospectus:Non-diversification risk. The fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.The following replaces similar disclosure under the “INVESTMENT RESTRICTIONS” heading of each fund’s Statement of Additional Information:The fund has elected to be classified as a non-diversified series of an open-end management investment company. A non-diversified fund may invest a greater proportion of its assets in a small number of issuers, and may be subject to greater risk and substantial losses as a result of changes in the financial condition or the market’s assessment of the issuers.Please Retain This Supplement for Future Reference
DEUTSCHE DWS VARIABLE SERIES I | DWS Capital Growth VIP | Risk Nondiversified Status [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Non-diversification risk. The fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.